Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	NYC Trust 2025-77C (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-77C (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 25 November 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 November 2025

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be primarily secured by a commercial property (the “Property”) and
c.	The Mortgage Loan has a related mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 9 December 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Initial Loan Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Initial Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Term to Initial Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Amortization Term”),
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
d.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service and
ii.	Mortgage Loan Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service,” as shown on the Final Data File.

11.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service and
ii.	Mezzanine Loan Annual Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service,” as shown on the Final Data File.

Attachment A Page 5 of 6

12.	Using the:
a.	Mortgage Loan Monthly Debt Service,
b.	Mortgage Loan Annual Debt Service,
c.	Mezzanine Loan Monthly Debt Service and
d.	Mezzanine Loan Annual Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service and
ii.	Total Debt Annual Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	As-is Appraisal Value,
e.	UW NOI,
f.	UW Net Cash Flow and
g.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan UW NOI DY,
iv.	Mortgage Loan UW NCF DY,
v.	Mortgage Loan UW NOI DSCR,
vi.	Mortgage Loan UW NCF DSCR and
vii.	Mortgage Loan Balance Per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristic listed in v. through vi. above to two decimal places.

Attachment A Page 6 of 6

14.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	As-is Appraisal Value,
e.	UW NOI and
f.	UW Net Cash Flow,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date LTV,
ii.	Total Debt Maturity Date LTV,
iii.	Total Debt UW NOI DY and
iv.	Total Debt UW NCF DSCR

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent and
b.	Round the characteristic listed in iv. above to two decimal places.

15.	Using the:
a.	Mortgage Master Servicer and
b.	Mortgage Primary Servicer,

as shown on the Final Data File, we recalculated the “Mortgage Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Servicing Fee,
b.	Mortgage Trustee/Cert Admin,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Mortgage Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Total Mortgage Admin Fee and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Source Documents

Source Document Title	Source Document Date

Mortgage Loan Amended and Restated Promissory Note (see Note 1)	17 November 2025

Mezzanine Promissory Note (see Note 1)	24 November 2025

Mortgage Loan Agreement (see Note 1)	25 November 2025

Mezzanine Loan Agreement (see Note 1)	25 November 2025

Cash Management Agreement (see Note 1)	17 November 2025

Guaranty Agreement (see Note 1)	17 November 2025

Environmental Indemnity Agreement (see Note 1)	17 November 2025

Non-Consolidation Opinion (see Note 1)	25 November 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	18 November 2025

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Report	11 November 2025

Phase I Environmental Report	12 November 2025

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	November 2025

Pro Forma Title Policy	12 December 2024

Management Agreement (see Note 1)	8 April 2025

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Ground Lease Agreements	Various

Sublease Agreements	Various

Condominium Agreements	Various

Regulatory Agreements	Various

421 Restrictive Declarations	Various

WPAA Maintenance Agreements	Various

CoStar Market and Submarket Reports	Various

2025 Multifamily Outlook Report	January 2025

Certificates of Occupancy	Various

Note(s):

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report
Property City	Appraisal Report
State	Appraisal Report
Submarket	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Building Count	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Abatement / Exemption Type	Appraisal Report
Total Number of Units	Underwriter’s Summary Report
Market Rate Units	Underwriter’s Summary Report
Affordable Units	Underwriter’s Summary Report
Commercial Units	Underwriter’s Summary Report
Commercial Square Feet	Underwriter’s Summary Report
Occupancy Date Most Recent	Underwriter’s Summary Report
Most Recent Residential Occupancy (Units) %	Underwriter’s Summary Report
Most Recent Commercial Occupancy (Square Feet) %	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

As-is Appraisal Value	Appraisal Report
Appraised Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Date of Value	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information:

Characteristic	Source Document(s)

Most Recent As of Date	Underwriter’s Summary Report
Most Recent Effective Gross Income	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense Total	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Replacement Reserve Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserve Cap	Mortgage Loan Agreement
Free Rent Reserve Initial Deposit Amount	Mortgage Loan Agreement
Free Rent Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Free Rent Reserve Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Outstanding LC Reserve Initial Deposit Amount	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Property Manager	Management Agreement
First Payment Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Grace Period (EoD)	Mortgage Loan Agreement
Grace Period (Late)	Mortgage Loan Agreement
Interest accrual period start	Mortgage Loan Agreement
Interest accrual period end	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement and Cash Management Agreement
Cash Management	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
Assumption Fee (%)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Notes:

1.       For the purpose of comparing the:

a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Rate Type,
d.	Amortization Type,
e.	Interest accrual period start,
f.	Interest accrual period end and
g.	Accrual Basis

characteristics, the Depositor instructed us to assume that the information on the Preliminary Data File is the same for both the Mortgage Loan and Mezzanine Loan.

4.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the first “Payment Date” is the “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Data File.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft (Residential); Hard (Commercial)” if:
a.	The applicable Source Document(s) require the borrower(s) or manager(s) to deposit all rents collected from residential tenants into a lockbox account controlled by the lender(s) and
b.	The applicable Source Document(s) require the borrower(s) or manager(s) to direct non-residential tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 5 of 5

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Provided Characteristics

Characteristic

Loan Number
Loan / Property
Property Name
Appraisal Type
Phase II Date
Seismic PML %
Master Lease Agreement (Y/N)
Master Lease Details
Origination Date
Extension Options (Yes/No)
Extension Options Description
Fully Extended Maturity Date
First Extension Fee
Second Extension Fee
Third Extension Fee
Exit Fee
Mortgage Loan Interest Rate
Mezzanine Loan Interest Rate
Condo Structure
Earnout / Holdback
Letter of Credit
Loan Purpose
Mortgage Master Servicer
Mortgage Primary Servicer
Mortgage Trustee/Cert Admin
Mortgage Operating Advisor Fee
Mortgage CREFC Fee
Sponsor
TILC Reserve Initial Deposit Amount
TILC Reserve Monthly Deposit Amount
TILC Reserve Cap
Initial Other Escrow
Monthly Other Escrow
Description of Other Escrow
Monthly Insurance Escrow
Environmental Insurance
Seismic Insurance
Initial Maturity Date
Original Mortgage Loan Balance
Original Mezzanine Loan Balance
Monthly Tax Escrow
Initial Insurance Escrow

Exhibit 3 to Attachment A Page 1 of 2

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.